Cover Page	4 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-4
Entity Registrant Name	CONSONANCE-HFW ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824893
Amendment Flag	false